COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - Janssen - Entering into significant commitments or contingent liabilities $ in Thousands	Feb. 02, 2026 USD ($) option
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Lease commitments, area of manufacturing facility	$ 140
Lease commitments, term, minimum	5 years
Lease commitments	$ 19,100
Lease commitments, number of extension options | option	3
Lease commitments, extension options, term	5 years
Lease commitments exercise the first renewable option	$ 22,200
Lease commitment, percentage of future lease payments expected under profit Sharing agreement	50.00%